Consolidated Statements of Operations (Unaudited) (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2023
Income Statement [Abstract]
Amortization of debt discount on interest expense	$ 7,790	$ 24,757	$ 27,690	$ 48,882